Note 11 - Intangible Assets - Estimated Annual Amortization Expense for Recorded Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
2024	$ 126,563
2025	115,202
2026	113,890
2027	103,718
2028	97,025
Thereafter	471,465
Finite-Lived Intangible Assets, Net	1,027,863	$ 1,107,425
Servicing Contracts [Member]
2024	12,540
2025	11,402
2026	10,783
2027	10,047
2028	9,426
Thereafter	50,233
Finite-Lived Intangible Assets, Net	104,431
Other Intangible Assets [Member]
2024	114,023
2025	103,800
2026	103,107
2027	93,671
2028	87,599
Thereafter	421,232
Finite-Lived Intangible Assets, Net	$ 923,432